Equity (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021
Equity (Details) [Line Items]
Public offering of ordinary shares, net	$ 218.9
Deferred tax asset		$ 1.3
Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost		$ 2.5
Weighted-average period		3 years 2 months 12 days
RSUs and PSUs [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost		$ 60.0
Weighted-average period		2 years 4 months 2 days
Ordinary Shares [Member]
Equity (Details) [Line Items]
Sale of public offering shares (in Shares)	7,931,034